Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
VOYA VARIABLE PRODUCTS TRUST
Voya MidCap Opportunities Portfolio (the “Portfolio”)
Supplement dated May 1, 2025
to the Portfolio’s Adviser Class, Class I, Class R6, Class S, and Service 2 Class Shares’
Summary Prospectus and Prospectus, each dated May 1, 2025 (together, the “Prospectuses”)
IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
In accordance with recent changes to regulatory disclosure requirements regarding investment company names, the Portfolio’s policy to invest in accordance with the investment focus that the Portfolio’s name suggests (the “80% Investment Policy”) is changed effective June 30, 2025 (the “Effective Date”), as set forth below.
Current 80% Investment Policy	New 80% Investment Policy as of the
Effective Date
Under normal market conditions, the Portfolio	Under normal circumstances, the Portfolio invests
invests at least 80% of its net assets (plus	at least 80% of its net assets (plus the amount of
borrowings for investment purposes) in common	any borrowings for investment purposes) in
stock of mid-sized U.S. companies.	investments tied to mid-capitalization companies.
Although the Portfolio’s new 80% Investment Policy and related disclosure changes are set forth in the Portfolio’s Prospectuses, these changes will not be effective until the Effective Date. Until the Effective Date, the Portfolio’s current 80% Investment Policy and related disclosure, as set forth in the table below under the heading “Current Disclosure”, will continue in effect and supersede the disclosure in the first paragraph in the section of the Prospectuses entitled “Principal Investment Strategies” (which, for reference, is set forth in the table below under the heading “Disclosure as of the Effective Date”).
Current Disclosure	Disclosure as of the Effective Date
Under normal market conditions, the Portfolio	Under normal circumstances, the Portfolio invests
invests at least 80% of its net assets (plus	at least 80% of its net assets (plus the amount of
borrowings for investment purposes) in common	any borrowings for investment purposes) in
stock of mid-sized U.S. companies. The Portfolio	investments tied to mid-capitalization companies.
will provide shareholders with at least 60 days’	For purposes of this 80% policy, mid-
prior notice of any change in this investment	capitalization companies means companies with
policy.	market capitalizations that fall within the
capitalization range of companies within the
The Portfolio normally invests in companies that	Russell Midcap® Growth Index (the “Index”).
the sub-adviser (the “Sub-Adviser”) believes have
above average prospects for growth. For this
Portfolio, the Sub-Adviser defines mid-sized
companies as companies with market
capitalizations that fall within the range of
companies within the Russell Midcap® Growth
Index (the “Index”) at the time of purchase.

Voya MidCap Opportunities Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
VOYA VARIABLE PRODUCTS TRUST
Voya MidCap Opportunities Portfolio (the “Portfolio”)
Supplement dated May 1, 2025
to the Portfolio’s Adviser Class, Class I, Class R6, Class S, and Service 2 Class Shares’
Summary Prospectus and Prospectus, each dated May 1, 2025 (together, the “Prospectuses”)
IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY
In accordance with recent changes to regulatory disclosure requirements regarding investment company names, the Portfolio’s policy to invest in accordance with the investment focus that the Portfolio’s name suggests (the “80% Investment Policy”) is changed effective June 30, 2025 (the “Effective Date”), as set forth below.
Current 80% Investment Policy	New 80% Investment Policy as of the
Effective Date
Under normal market conditions, the Portfolio	Under normal circumstances, the Portfolio invests
invests at least 80% of its net assets (plus	at least 80% of its net assets (plus the amount of
borrowings for investment purposes) in common	any borrowings for investment purposes) in
stock of mid-sized U.S. companies.	investments tied to mid-capitalization companies.
Although the Portfolio’s new 80% Investment Policy and related disclosure changes are set forth in the Portfolio’s Prospectuses, these changes will not be effective until the Effective Date. Until the Effective Date, the Portfolio’s current 80% Investment Policy and related disclosure, as set forth in the table below under the heading “Current Disclosure”, will continue in effect and supersede the disclosure in the first paragraph in the section of the Prospectuses entitled “Principal Investment Strategies” (which, for reference, is set forth in the table below under the heading “Disclosure as of the Effective Date”).
Current Disclosure	Disclosure as of the Effective Date
Under normal market conditions, the Portfolio	Under normal circumstances, the Portfolio invests
invests at least 80% of its net assets (plus	at least 80% of its net assets (plus the amount of
borrowings for investment purposes) in common	any borrowings for investment purposes) in
stock of mid-sized U.S. companies. The Portfolio	investments tied to mid-capitalization companies.
will provide shareholders with at least 60 days’	For purposes of this 80% policy, mid-
prior notice of any change in this investment	capitalization companies means companies with
policy.	market capitalizations that fall within the
capitalization range of companies within the
The Portfolio normally invests in companies that	Russell Midcap® Growth Index (the “Index”).
the sub-adviser (the “Sub-Adviser”) believes have
above average prospects for growth. For this
Portfolio, the Sub-Adviser defines mid-sized
companies as companies with market
capitalizations that fall within the range of
companies within the Russell Midcap® Growth
Index (the “Index”) at the time of purchase.